Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Disclosure Significant Accounting Policies Tables Abstract
Schedule of Dilutive securities were excluded from the computation of diluted loss per share

The table below shows the number of outstanding stock options and warrants as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
	Number of Shares	Number of Shares
Stock Options	60,400	44,400
Warrants	1,374,667	1,731,525
Total	1,435,067	1,775,925

The table below shows the number of outstanding stock options and warrants as of June 30, 2019 and June 30, 2018:

	June 30, 2019	June 30, 2018
	Number of Shares	Number of Shares
Stock Options	58,000	41,200
Warrants	124,666	38,192
Total	182,666	79,392